Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Data [Abstract]
Net Sales	$ 6,700	$ 6,484	$ 5,919	$ 5,309	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 24,412	$ 24,222	$ 21,039
Gross profit	2,749	2,628	2,336	2,055	2,590	2,498	2,306	2,163	9,768	9,557
Earnings from continuing operations common stockholders	282	770	545	371	735	683	556	480	1,968	2,454	1,978
Net earnings common stockholders	282	770	545	371	761	683	556	480	1,968	2,480	2,164
Earnings per common share from continuing operations: Basic	$ 0.39	$ 1.05	$ 0.74	$ 0.50	$ 0.98	$ 0.91	$ 0.74	$ 0.63	$ 2.68	$ 3.26	$ 2.62
Earnings per common share from continuing operations: Diluted	$ 0.39	$ 1.04	$ 0.74	$ 0.50	$ 0.98	$ 0.90	$ 0.73	$ 0.63	$ 2.67	$ 3.24	$ 2.60
Net earnings per common share: Basic	$ 0.39	$ 1.05	$ 0.74	$ 0.50	$ 1.02	$ 0.91	$ 0.74	$ 0.63	$ 2.68	$ 3.29	$ 2.87
Net earnings per common share: Diluted	$ 0.39	$ 1.04	$ 0.74	$ 0.50	$ 1.01	$ 0.90	$ 0.73	$ 0.63	$ 2.67	$ 3.27	$ 2.84
Dividends per common share	$ 0.40	$ 0.40	$ 0.40	$ 0.40	$ 0.345	$ 0.345	$ 0.345	$ 0.345	$ 1.60	$ 1.38	$ 1.34
Common stock prices: High	$ 52.98	$ 53.01	$ 53.78	$ 52.64	$ 58.47	$ 61.29	$ 62.24	$ 58.74	$ 53.78	$ 62.24
Common stock prices: Low	$ 43.59	$ 43.75	$ 47.00	$ 39.50	$ 41.31	$ 50.84	$ 55.86	$ 52.12	$ 39.50	$ 41.31
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment, net of tax									$ 528	$ 19	$ 0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03